Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis, Including Financial Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets:
Total securities available for sale	$ 11,773	$ 14,058
Loans held for sale	1,124	2,812
Yield maintenance provisions (embedded derivatives)	56	122
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	11,773	14,058
Loans held for sale	1,124	2,812
Fair Value, Measurements, Recurring [Member] | U.S. Treasury [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	11,417	13,505
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities - Residential [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	244	357
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	112	196
Fair Value, Measurements, Recurring [Member] | Yield maintenance provisions (embedded derivatives) [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Yield maintenance provisions (embedded derivatives)	56	122
Fair Value, Measurements, Recurring [Member] | Interest Rate Lock Commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Interest rate lock commitments	11	9
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Interest-rate swaps	$ 56	$ 122